Marketable Securities and Derivatives	12 Months Ended
Jun. 30, 2022
Financial instruments [Abstract]
Marketable Securities and Derivatives	Marketable Securities and Derivatives (a) Marketable securities

Accounting Policy

Marketable securities are initially measured at fair value and are subsequently measured at fair value through profit or loss (“FVTPL”) or are designated at fair value through other comprehensive income (loss) (“FVTOCI”). The Company designates its marketable securities as financial assets measured at FVTOCI. This designation is made on an instrument-by-instrument basis and if elected, subsequent changes in fair value are recognized in other comprehensive (loss) income only and not through profit or loss upon disposition.

As at June 30, 2022, the Company held the following marketable securities:

Financial asset hierarchy level	Level 1	Level 1	Level 1	Level 1	Level 1	Level 3	Level 3
Marketable securities designated at fair value through other comprehensive income (“FVTOCI”)	Radient	Cann Group	Choom	High Tide	CTT Pharmaceutical Holdings	Capcium	Other immaterial investments	Total
			Note 6(a)
	$	$	$	$	$	$	$	$
Balance, June 30, 2020	6,021	—	—	45	—	—	1,000	7,066
Additions (disposals)	—	(6,013)	—	1,284		1,851	(61)	(2,939)
Transfer (to) from investment in associates	—	15,525	789	—		—	—	16,314
Unrealized loss on changes in fair value	(3,011)	(9,512)	(48)	(1,329)		(1,851)	(939)	(16,690)
Balance, June 30, 2021	3,010	—	741	—	—	—	—	3,751
Transfer (to) from investment in associates	—	—	(642)	—	289	—	—	(353)
Unrealized loss on changes in fair value	(1,882)	—	(99)	—	(86)	—	—	(2,067)
Balance, June 30, 2022	1,128	—	—	—	203	—	—	1,331

Unrealized gain (loss) on marketable securities
Year ended June 30, 2021
OCI unrealized gain (loss)	(3,011)	(9,512)	(48)	(1,329)	—	(1,851)	(939)	(16,690)

Year ended June 30, 2022
OCI unrealized loss	(1,882)	—	(99)	—	(86)	—	—	(2,067)
(b)    Derivatives

Accounting Policy

Derivatives are initially measured at fair value and are subsequently measured at FVTPL. If the transaction price does not equal to fair value at the point of initial recognition, management measures the fair value of each component of the investment and any unrealized gains or losses at inception are either recognized in profit or loss or deferred and recognized over the term of the investment, depending on whether the valuation inputs are based on observable market data. The resulting unrealized gain or loss at inception and subsequent changes in fair value are recognized in profit or loss for the period. Transaction costs, which are directly attributable to the acquisition of the investment, are expensed as incurred. Refer to Note 28 for significant judgments in determining the fair value of derivative financial instruments.

As at June 30, 2022, the Company held the following derivative investments:

Financial asset hierarchy level	Level 2	Level 2	Level 2	Level 3	Level 2	Level 3	Level 2
Derivatives and convertible debentures at fair value through profit or loss (“FVTPL”)	TGOD	ACI	Choom	Investee-B	High Tide	Investee-C	Other immaterial investments	Total
		Note 6(b)	Note 6(a)
	$	$	$	$	$	$	$	$
Balance, June 30, 2020	1,132	3,178	20,499	16,102	12,660	—	11	53,582
Additions	—	—	—	—	—	2,500	—	2,500
Disposals	—	—	—	—	(9,042)	—	—	(9,042)
Repayment	—	—	—	—	(416)	—	—	(416)
Unrealized gain (loss) on changes in fair value	(1,132)	2,483	(2,348)	(367)	15,463	12	(11)	14,100
Foreign exchange	—	—	—	(1,342)	—	—	—	(1,342)
Balance, June 30, 2021	—	5,661	18,151	14,393	18,665	2,512	—	59,382
Additions	—	—	6,000	—	—	—	—	6,000
Disposals	—	—	(18,151)	—	—	—	—	(18,151)
Repayment	—	—	—	—	(997)	—	—	(997)
Unrealized gain (loss) on changes in fair value	—	(4,243)	(6,000)	(975)	(9,226)	(50)	—	(20,494)
Foreign exchange	—	—	—	543	—	—	—	543
Balance, June 30, 2022	—	1,418	—	13,961	8,442	2,462	—	26,283

Unrealized gain (loss) on derivatives (Note 19)

Year ended June 30, 2021
Foreign exchange	—	—	—	(1,342)	—	—	—	(1,342)
Unrealized loss on changes in fair value	(1,132)	2,483	(2,348)	(367)	15,463	12	(11)	14,100
	(1,132)	2,483	(2,348)	(1,709)	15,463	12	(11)	12,758
Year ended June 30, 2022
Foreign exchange	—	—	—	543	—	—	—	543
Unrealized gain (loss) on changes in fair value	—	(4,243)	(6,000)	(975)	(9,226)	(50)	—	(20,494)
	—	(4,243)	(6,000)	(432)	(9,226)	(50)	—	(19,951)